SHAREHOLDERS' EQUITY	6 Months Ended
Jun. 30, 2020
Stockholders' Equity Note [Abstract]
SHAREHOLDERS' EQUITY

NOTE 9:SHAREHOLDERS' EQUITY

a.Ordinary shares

The ordinary shares of the Company entitle their holders to voting rights, the right to receive cash dividend and the right to a share in excess assets upon liquidation of the Company.

On August 2, 2018 the Company's Shareholders' approved a 3:1 “Reverse Share Split” of its Ordinary shares, which became effective on August 26, 2018. The accompanying consolidated financial statements and notes give retroactive effect to the reverse share split for all periods presented. All fractional shares created by the Reverse Share Split have been rounded down to the nearest whole share.

b.Share Options, Restricted Share Units and Warrants

In 2003, the Company's Board of Directors approved the 2003 Equity Incentive Plan (the "Plan") for an initial term of ten years from adoption and on December 9, 2012, extended the term of the Plan for an additional ten years. On August 7, 2013, the Company’s Board of Directors approved amendments to the Plan which include the ability to grant RSUs and restricted shares.

F - 18

PERION NETWORK LTD. AND ITS SUBSIDIARIES

NOTES TO THE INTERIM CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands (except share and per share data)

NOTE 9:SHAREHOLDERS' EQUITY (Cont.)

The contractual term of the share options is between five to seven years and the vesting period of the options and RSUs granted under the Plan is between one and three years from the date of grant. The rights of the ordinary shares issued upon the exercise of share options or RSUs are identical to those of the other ordinary shares of the Company.

As of June 30, 2020, there were 308,053 ordinary shares reserved for future share-based awards under the Plan.

The following table summarizes the activities for the Company’s service-based share options for the six months ended June 30, 2020:

		Weighted average
	Number of options	Exercise price	Remaining contractual term (in years)	Aggregate intrinsic value

Outstanding at January 1, 2020	4,091,127	$3.79	4.70	$10,226
Granted	1,156,331	3.11	-	-
Exercised	(424,360)	4.00	-	1,675
Cancelled	(221,736)	4.27	-	-
Outstanding at June 30, 2020	4,601,362	$3.58	13.59	$8,699

Exercisable at June 30, 2020	1,839,962	$3.60	3.66	$3,310

Vested and expected to vest at June 30, 2020	3,777,117	$3.82	10.83	$6,579

The following table summarizes the activities for the Company’s performance-based stock options for the six months ended June 30, 2020:

		Weighted average
	Number of options	Exercise price		Remaining contractual term (in years)	Aggregate intrinsic value

Outstanding at January 1, 2020	66,666	$3.24		4.95	$199
Granted	351,472	*	)	-	-
Cancelled	(4,463)	*	)	-	-
Outstanding at June 30, 2020	413,675	$0.52		65.21	$1,948

Exercisable at June 30, 2020	66,666	$3.24		4.45	$133

Vested and expected to vest at June 30, 2020	219,605	$0.98		56.78	$933

*) Represents an amount less than $1

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PERION NETWORK LTD. AND ITS SUBSIDIARIES

NOTES TO THE INTERIM CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands (except share and per share data)

NOTE 9:SHAREHOLDERS' EQUITY (Cont.)

The performance based options’ vesting is contingent upon achieving specific financial targets of the Company, set at the grant date.

In 2015, in connection with the Undertone acquisition, the Company granted warrants to purchase 66,666 ordinary shares, at a weighted average exercise price of $9.09 to a third-party vendor that provides development services to Undertone. As of June 30, 2020, all warrants are outstanding. The warrants are exercisable until December 27, 2020.